STOCK - BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
STOCK - BASED COMPENSATION
STOCK - BASED COMPENSATION

NOTE 17 — STOCK - BASED COMPENSATION

(a) Description of s equity incentive plan

On September 26, 2024, the Company adopted the Baird Medical 2024 Equity Incentive Plan (“2024 Equity Incentive Plan”), under which the Company will grant equity incentive awards to eligible employees, consultants and non-employee directors in order to attract, motivate and retain talented individuals. The initial aggregate number of Ordinary Shares that may be issued or used for reference purposes or with respect to which awards may be granted under the 2024 Equity Incentive Plan shall be equal to 10% of the issued and outstanding Ordinary Shares (on a fully diluted basis) as of immediately after the closing of the Business Combination. The total number of Ordinary Shares that will be reserved, and that may be issued, under the 2024 Equity Incentive Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2025, by a number of Ordinary Shares equal to three percent (3%) of the total outstanding Ordinary Shares on the last day of the prior calendar year. Notwithstanding the automatic annual increase set forth in the 2024 Equity Incentive Plan, the board of directors may act prior to January 1st of a given year to provide that there will be no such increase in the Ordinary Shares reserved for such year or that the increase in the Ordinary Shares reserved for such year will be a lesser number of Ordinary Shares than would otherwise occur pursuant to the stipulated percentage. As of December 31, 2025, the Company has granted 4,563,745 restricted share units under the 2024 Equity Incentive Plan, and vested 4,563,745 restricted share units.

(b) Restricted shares activities

No restricted share activities to individuals and third-party companies happened in the years of 2024 and 2023.

The following table sets forth the summary of restricted share activities to individuals the year ended December 31, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	4,563,745	2.9093
Including:
Awarded to directors and non-director employees	823,745	0.5301
Awarded to non-employee consultants	3,740,000	2.3792
Vested	(4,563,745)	(2.9093)
Outstanding at December 31, 2025	—	—

The following table sets forth the summary of restricted share activities to third-party companies the year ended December 31, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	633,529	6.6200
Including:
Awarded to Grand Fortune	583,529	6.0975
Awarded to J.V.B.	50,000	0.5225
Vested	(633,529)	(6.6200)
Outstanding at December 31, 2025	—	—

For the years ended December 31, 2025, 2024 and 2023, total stock-based compensation expenses awarded to individuals and third-party companies recognized by the Company were US$17.5 million, nil and nil, respectively. There was no unrecognized share-based compensation expense as of December 31, 2025 and 2024.